No. 2-29858
No. 811-1701
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 142
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 117
DAVIS NEW YORK VENTURE FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(1-520-806-7600)
Agents For Service:	Ryan Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756

-or-

Richard Cutshall
Greenberg Traurig LLP
1144 15th Street
Suite 3300
Denver, CO 80202

It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE
This Post-Effective Amendment No. 142 to the Registration Statement meets the requirement to file XBRL files on EDGAR
This Amendment is not intended to amend the prospectuses and statements of additional information of other series (Davis Global Fund and Davis International Fund) of the Registrant.
DAVIS NEW YORK VENTURE FUND, INC.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 6th day of December 2019.
The Registrant hereby certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.
DAVIS NEW YORK VENTURE FUND, INC.
*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date

/s/ Kenneth Eich*	Principal Executive Officer	December 6, 2019
Kenneth Eich

/s/ Douglas Haines*	Principal Financial Officer and Principal Accounting Officer	December 6, 2019
Douglas Haines
*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
*Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 28 (q)(1) of Registrant’s registration statement 2-29858 on February 25, 2014.
/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
DAVIS NEW YORK VENTURE FUND, INC.
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on December 6, 2019, by the following persons in the capacities indicated.
Signature	Title

/s/ Marc P. Blum*	Director
Marc P. Blum

/s/ Andrew A. Davis*	Director
Andrew A. Davis

/s/ Christopher C. Davis*	Director
Christopher C. Davis

/s/ John Gates*	Director
John Gates

/s/ Thomas. S. Gayner*	Director
Thomas S. Gayner

/s/ Samuel H. Iapalucci*	Director
Samuel H. Iapalucci

/s/ Robert P. Morgenthau*	Director
Robert P. Morgenthau

/s/ Marsha Williams*	Director
Marsha Williams
* Ryan Charles signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit 28(q)(1) of Registrant’s registration statement 2-29858.
/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
EXHIBIT LIST
XBRL Files for Davis New York Venture Fund and Davis Research Fund
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase